CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, LCKM Fund (the "Registrant") (1933 Act File No. 33-75116) certifies that (a) the form of statement of additional information dated March 10, 1997 used with respect to the LCKM Small Cap Equity Portfolio and LCKM Equity Portfolio, does not differ materially from that contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Registrant's Registration Statement on Form N-1A, and (b) Amendment No. 5 was filed electronically with the Commission (Accession No. 0000927016-97-000745) on March 10, 1997.




                          LCKM FUND


                          By:  /s/ Helen A. Robichaud
                              ----------------------------------
                              Helen A. Robichaud
                              Assistant Secretary